LEASES - Operating And Finance Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating cash flows from operating leases	$ 266	$ 265
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$ 50	$ 583